Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2021 and 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Scorpio MR Pool Limited	$16,414	$9,751
Scorpio LR2 Pool Limited	14,344	10,698
Scorpio LR1 Pool Limited	3,079	2,367
Scorpio Handymax Tanker Pool Limited	2,379	3,597
Scorpio Commercial Management S.A.M.	—	284
Receivables from the related parties	36,216	26,697

Insurance receivables	905	5,259
Freight and time charter receivables	820	—
Other receivables	128	1,061
	$38,069	$33,017